Borrowings (Current) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Borrowings [abstract]
Schedule of Borrowings (Current)	Borrowings consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Secured Borrowings
7% Senior secured promissory note	$—	1,000,000
Vehicle loan from financial institution	10,946

Unsecured Borrowings
0% Senior Convertible Notes	3,333,333
Loan from directors	$532,960	$36,851
Loan from a related party	$1,304	$1,304
Loan from others	10,587
	3,889,131	1,038,155

Schedule of Borrowings	Borrowings
	As at September 30, 2023			As at March 31, 2023
	(In US$)			(In US$)
	Current	Non current	Total	Current	Non current	Total
Particulars
Vehicles Loans from Financial Institutions	14,525	—	14,525	10,946	10,185	21,131
Total secured borrowings	14,525	—	14,525	10,946	10,185	21,131

Unsecured
0% Senior Convertible Debt	2,089,864	—	2,089,864	3,333,334		3,333,334
Series A preferred convertible security (refer to Note 22)	1,004,705		1,004,705
Loan from the Related Parties	13,326		1,304	1,304		1,304
Loan from Directors	1,637,125		1,637,125	532,960		532,960
Loan from Others			12,022	10,587		10,587
	4,745,020	—	4,745,020	3,878,185	—	3,878,185
Total borrowings	4,759,545	—	4,759,545	3,889,131	10,185	3,899,316